Income Taxes (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
NOL for Federal tax	$ 131,200,000
NOL for State tax	24,000,000
NOL for Foreign tax	3,700,000
Various tax credits, amount	10,300,000
NOL carryforwards	506,615	$ 409,114
Deferred tax asset due to capitalized research and development	3,497,000	2,482,000
Unrecognized tax benefits	0	0
Interest or penalties accrued	$ 0	$ 0